Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year ended January 31, (a)	Summary compensation on table total for PEO ($) (b) (1)	Compensation actually paid to PEO ($) (c) (2)	Average summary compensation on table total for non-PEO NEOs ($) (d) (3)	Average compensation actually paid to non-PEO NEOs ($) (e) (2)	Value of initial fixed $100 investment based on:		Net income (loss) (in millions) ($) (h)	Non-GAAP SaaS revenue (in millions) ($) (i) (5)
					Total share-holder return ($) (f) (4)	Peer group total share-holder return ($) (g) (4)
2024	9,042,454	4,219,689	2,554,584	1,436,951	88.60	216.65	39.63	516
2023	12,242,494	2,627,722	3,110,664	1,421,607	113.31	145.83	15.66	447
2022	9,975,399	11,567,570	2,757,754	2,985,846	153.19	172.00	15.65	328
2021	9,233,276	13,004,014	2,795,566	3,910,864	127.29	137.22	(0.11)	227

Company Selected Measure Name	SaaS revenue
Named Executive Officers, Footnote	The dollar amounts reported in column (d) are the average amounts of total compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.” For each of years ended January 31, 2024, 2023, 2022, and 2021 the other NEOs were:

Year ended January 31,	Executives
2024	Elan Moriah, Peter Fante, Grant Highlander
2023	Elan Moriah, Peter Fante, Douglas Robinson, Grant Highlander
2022	Elan Moriah, Peter Fante, Douglas Robinson
2021	Elan Moriah, Peter Fante, Douglas Robinson

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P Composite 1500 Information Technology Index.
PEO Total Compensation Amount	$ 9,042,454	$ 12,242,494	$ 9,975,399	$ 9,233,276
PEO Actually Paid Compensation Amount	$ 4,219,689	2,627,722	11,567,570	13,004,014
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Consistent with the presentation in the Summary Compensation Table, these dollar amounts also exclude the value of any shares issued to the officers under the stock bonus program in respect of the fiscal year in which the cash bonus was earned (such shares are effectively purchased by the executive officers at fair market value (or a higher price) using bonus dollars), but include any shares granted as a result of the discount feature of the stock bonus program.
The following table details these adjustments:

Year ended January 31,	Executives	SCT (A) ($)	Aggregate fair value of stock awards from SCT (B) ($)	Year-end value of awards granted during the year (i) ($)	Year over year change in fair value at fiscal year-end of unvested awards granted in prior fiscal years (ii) ($)	Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year (iii) ($)	Value of vested awards granted during fiscal year (iv) ($)	Total equity CAP (C)=(i)+(ii)+(iii)+(iv) ($)	CAP (D)=(A)-(B)+(C) ($)
2024	PEO	9,042,454	7,475,123	5,330,280	(2,898,534)	(150,761)	371,373	2,652,358	4,219,689
	Others	2,554,584	1,804,180	1,228,795	(552,118)	(93,789)	103,659	686,547	1,436,951
2023	PEO	12,242,494	10,721,258	6,782,528	(4,625,577)	(1,536,899)	486,434	1,106,486	2,627,722
	Others	3,110,664	2,391,581	1,590,408	(739,516)	(286,034)	137,666	702,524	1,421,607
2022	PEO	9,975,399	8,296,531	24,408,060	—	(27,446,031)	12,926,673	9,888,702	11,567,570
	Others	2,757,754	1,914,400	5,223,460	—	(6,314,505)	3,233,537	2,142,492	2,985,846
2021	PEO	9,233,276	7,720,410	13,244,436	1,086,399	(2,839,687)	—	11,491,148	13,004,014
	Others	2,795,566	2,034,120	3,418,947	293,397	(562,926)	—	3,149,418	3,910,864
(A) The dollar amounts reported in the Summary Compensation Table for the applicable year (on an average basis for the non-PEO NEOs (the “Others”)).
(B) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year (on an average basis for the Others). As noted in the final column (CAP), the amounts in column B are subtracted from the amounts in column A (SCT) in the calculation.

(C) The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following (on an average basis for the Others):

(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and

(iv) for awards that are granted and also vest in the applicable year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant. The figures for the year ended January 31, 2022, notably columns (i) and (iii), reflect the cancellation and reissue of certain outstanding awards for administrative reasons in connection with the closing of the Cognyte spin-off on February 1, 2021.

(D) “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 2,554,584	3,110,664	2,757,754	2,795,566
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,436,951	1,421,607	2,985,846	3,910,864
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Consistent with the presentation in the Summary Compensation Table, these dollar amounts also exclude the value of any shares issued to the officers under the stock bonus program in respect of the fiscal year in which the cash bonus was earned (such shares are effectively purchased by the executive officers at fair market value (or a higher price) using bonus dollars), but include any shares granted as a result of the discount feature of the stock bonus program.
The following table details these adjustments:

Year ended January 31,	Executives	SCT (A) ($)	Aggregate fair value of stock awards from SCT (B) ($)	Year-end value of awards granted during the year (i) ($)	Year over year change in fair value at fiscal year-end of unvested awards granted in prior fiscal years (ii) ($)	Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year (iii) ($)	Value of vested awards granted during fiscal year (iv) ($)	Total equity CAP (C)=(i)+(ii)+(iii)+(iv) ($)	CAP (D)=(A)-(B)+(C) ($)
2024	PEO	9,042,454	7,475,123	5,330,280	(2,898,534)	(150,761)	371,373	2,652,358	4,219,689
	Others	2,554,584	1,804,180	1,228,795	(552,118)	(93,789)	103,659	686,547	1,436,951
2023	PEO	12,242,494	10,721,258	6,782,528	(4,625,577)	(1,536,899)	486,434	1,106,486	2,627,722
	Others	3,110,664	2,391,581	1,590,408	(739,516)	(286,034)	137,666	702,524	1,421,607
2022	PEO	9,975,399	8,296,531	24,408,060	—	(27,446,031)	12,926,673	9,888,702	11,567,570
	Others	2,757,754	1,914,400	5,223,460	—	(6,314,505)	3,233,537	2,142,492	2,985,846
2021	PEO	9,233,276	7,720,410	13,244,436	1,086,399	(2,839,687)	—	11,491,148	13,004,014
	Others	2,795,566	2,034,120	3,418,947	293,397	(562,926)	—	3,149,418	3,910,864
(A) The dollar amounts reported in the Summary Compensation Table for the applicable year (on an average basis for the non-PEO NEOs (the “Others”)).
(B) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year (on an average basis for the Others). As noted in the final column (CAP), the amounts in column B are subtracted from the amounts in column A (SCT) in the calculation.

(C) The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following (on an average basis for the Others):

(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and

(iv) for awards that are granted and also vest in the applicable year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant. The figures for the year ended January 31, 2022, notably columns (i) and (iii), reflect the cancellation and reissue of certain outstanding awards for administrative reasons in connection with the closing of the Cognyte spin-off on February 1, 2021.

(D) “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures:
SaaS Revenue
% of Software Revenue Recurring
Relative TSR
Revenue
EBIT
New SaaS ACV

Total Shareholder Return Amount	$ 88.60	113.31	153.19	127.29
Peer Group Total Shareholder Return Amount	216.65	145.83	172.00	137.22
Net Income (Loss)	$ 39,630,000	$ 15,660,000	$ 15,650,000	$ (110,000)
Company Selected Measure Amount	516,000,000	447,000,000	328,000,000	227,000,000
PEO Name	Mr. Bodner
Additional 402(v) Disclosure	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Bodner (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”
The Committee reviews these metrics each year as part of its annual compensation review process. The performance measures listed above are those that the Committee considered most important in establishing STI and LTI compensation plans in FYE 24. As discussed in the Compensation Discussion and Analysis, for new LTI awards made in FYE 24, the Committee determined to replace cloud revenue (which was used in LTI grants made in FYE 23) with SaaS revenue to emphasize growth in SaaS bookings and SaaS revenue in connection with the completion of our SaaS transition. Awards vesting based on the completion of FYE 24 were granted in FYE 23 (or earlier) and were based on performance measures established by the Committee in such earlier periods (which were considered the most important at such time).

For information about the metrics selected for FYE 2025 compensation, see “—Compensation Discussion and Analysis—Recent Developments in Executive Compensation Practices.”

Measure:: 1
Pay vs Performance Disclosure
Name	SaaS Revenue
Non-GAAP Measure Description	Our company-selected measure is non-GAAP SaaS revenue. See Appendix A to this proxy statement for additional discussion of this non-GAAP financial measure and a reconciliation to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	% of Software Revenue Recurring
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	EBIT
Measure:: 6
Pay vs Performance Disclosure
Name	New SaaS ACV
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,475,123)	$ (10,721,258)	$ (8,296,531)	$ (7,720,410)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,652,358	1,106,486	9,888,702	11,491,148
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,330,280	6,782,528	24,408,060	13,244,436
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,898,534)	(4,625,577)	0	1,086,399
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	371,373	486,434	12,926,673	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,761)	(1,536,899)	(27,446,031)	(2,839,687)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,804,180)	(2,391,581)	(1,914,400)	(2,034,120)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	686,547	702,524	2,142,492	3,149,418
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,228,795	1,590,408	5,223,460	3,418,947
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(552,118)	(739,516)	0	293,397
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,659	137,666	3,233,537	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (93,789)	$ (286,034)	$ (6,314,505)	$ (562,926)